Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Statement [Abstract]
Revenue	$ 4,402,099	$ 154,080	$ 8,449,800	$ 986,826
Cost of goods sold	2,791,326	96,719	6,509,382	812,130
Gross margin	1,610,773	57,361	1,940,418	174,696
Expenses:
Consulting/payroll and other costs	944,599	462,989	2,000,624	2,012,803
Rental expense, warehousing, outlet expense	226,660		508,527
Product development costs	16,495	33,273	746,871	330,353
Marketing and brand development costs	252,725	80,970	507,503	171,030
Administrative and other	361,149	438,305	3,190,092	968,306
Depreciation and amortization expense	29,090	900	50,087	3,643
Total operating expense	1,830,718	1,016,437	7,003,704	3,486,135
Operating income (loss)	(219,945)	(959,076)	(5,063,286)	(3,311,439)
Other Income (Expense)
Interest expense, net	(7,110)	(292,405)	(358,689)	(2,061,782)
Interest expense – pre-emptive rights release			(350,000)
Interest income			5,578
Gain/(loss) on extinguishment of debt		(1,376,756)	(1,376,756)	(725,723)
Net income (loss) before income tax provision	(227,055)	(2,628,237)	(7,143,153)	(6,098,944)
Provision for income tax
Net income (loss)	$ (227,055)	$ (2,628,237)	$ (7,143,153)	$ (6,098,944)
Basic and diluted income (loss) per share	$ (0.34)	$ (20.73)	$ (23.91)	$ (121.20)
Weighted average common shares outstanding - basic and diluted	677,200	126,760	298,760	50,320